Financial Instruments - Summary of Financial Assets and Liabilities by Category (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	S/ 626,180	S/ 606,950	S/ 554,002	S/ 818,402
Accounts receivable from related parties	100,752	181,664
Other financial liabilities	1,690,063	2,380,438
Bonds	947,567	967,714
Financial liabilities	2,637,630	3,348,152
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	1,561,754	2,140,297
Finance leases	128,309	240,141
Bonds	947,567	967,714
Trade and other accounts payable (excluding non-financial liabilities)	2,054,217	1,769,444
Accounts payable to related parties	81,128	145,537
Financial liabilities	4,772,975	5,263,133
Financial Liabilities Hedging Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	383	1,081
Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	626,180	600,923
Trade accounts receivable and other accounts receivable not including advances to suppliers, net	1,447,629	1,329,262
Work in progress	672,163	878,515
Financial assets related to concession agreements	952,780	685,975
Accounts receivable from related parties	874,682	713,048
Available-for-sale financial asset	4,573,434	4,207,723
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial asset	181	6,379
Cash and cash equivalents (Mutual funds)		6,027
Other financial asset	181	352
Total	S/ 181	S/ 6,379